Advisors Series Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 22, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)
O’Shaughnessy Market Leaders Value Fund (S000052915)

Ladies and Gentlemen:

On behalf of the Trust and its series, the O’Shaughnessy Market Leaders Value Fund (the “Fund”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related proxy voting card. The Preliminary Proxy Statement contains a request for shareholders to consider and approve a new Investment Advisory Agreement between O’Shaughnessy Asset Management, LLC and the Trust, on behalf of the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust

Enclosures